CONVERTIBLE DEBENTURES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Debentures
CONVERTIBLE DEBENTURES

7.	CONVERTIBLE DEBENTURES

From July 2019 through June 2026, the Company issued ten Secured Convertible Debentures (the “Debenture(s)”) to certain funds (the “Funds”) managed by ATW Partners (the “Holders”). The Debentures are secured (via certain security agreements) by security interests in certain property of the Company. Simultaneously with the execution of each Debenture, the Company issued Common Stock Purchase Warrants (the “Warrants”) with each Holder. See Note 8 – Common Stock Purchase Warrants.

Any outstanding principal is due at maturity. Interest is payable quarterly on the Debentures issued during 2019 to 2020. Interest is payable monthly on the Debentures issued during 2023 through 2026. The applicable interest may be paid in cash or may be accreted to the principal amount of each Debenture at the election of the Company prior to certain dates, or at the option of the respective Holder thereafter. The respective Holders have elected to allow the Company to accrete the applicable interest.

The fair value of each convertible debenture is comprised of a single financial liability in which the Company elected the fair value option under ASC 825, Financial Instruments (“ASC 825”), with changes in fair value recorded in gain/loss from changes in fair value in the consolidated statements of operations. The Company elected the fair value option due its multiple conversions and redemption features required to be presented at fair value. The Company has also elected to not present interest expense separately from the changes in fair value of each convertible debenture measured at fair value.

Following is a summary of the change in fair value by debenture (in thousands):

Total Fair Value
Balance December 31, 2024	$38,176
Debenture issuance at fair value	1,000
Change in fair value	479
Balance June 30, 2025	$39,655

Total Fair Value
Balance December 31, 2025	$43,746
Debenture issuance at fair value	5,000
Change in fair value	3,642
Balance June 30, 2026	$52,388

In February 2025, we entered into a $1,000 convertible debenture agreement with an annual interest rate of 15.0% per annum and maturing on January 31, 2028. In connection with the additional borrowing, we issued warrants to purchase 181,861 shares of our common stock at $0.01. The convertible debenture will automatically convert into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share. At the time of issuance, the Company recorded the convertible debentures at the individual fair value, which was determined to equal the principal amount.

In February 2026, we entered into a $2,000 convertible debenture agreement with an annual interest rate of 15.0% per annum and maturing on January 31, 2028. In connection with the additional borrowing, we issued warrants to purchase 181,861 shares of our common stock at $0.01. The convertible debenture will automatically convert into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share. At the time of issuance, the Company recorded the convertible debentures at the individual fair value, which was determined to equal the principal amount.

In June 2026, we entered into a $3,000 convertible debenture agreement with an annual interest rate of 15.0% per annum and maturing on January 31, 2028. In connection with the additional borrowing, we issued warrants to purchase 181,861 shares of our common stock at $0.01. The convertible debenture will automatically convert into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share. At the time of issuance, the Company recorded the convertible debentures at the individual fair value, which was determined to equal the principal amount.

As of June 30, 2026, and December 31, 2025, the outstanding principal plus accreted interest due to the Holders was $25,144 and $18,617, respectively. The Company has elected to record the accreted interest in the change of fair value. For the six months ended June 30, 2026, and 2025, the Company recorded $1,527 and $1,062, respectively, in capitalized interest. The convertible debentures mature on January 31, 2028.

Shares of Common Stock issuable upon conversion of Principal and Accreted Interest are as follows:

Total Shares of Common Stock
Balance December 31, 2024	6,102,520
Issuance of debenture	179,617
Accreted interest	446,257
Balance June 30, 2025	6,728,394

Total Shares of Common Stock
Balance December 31, 2025	7,408,376
Issuance of debenture	898,085
Accreted interest	563,971
Balance June 30, 2026	8,870,432

Each Debenture is secured, by a security purchase agreement, by the Company’s assets including cash, inventory, machinery, equipment, motor vehicles, furniture, tools, fixtures, all contract rights, software, goodwill, and all intellectual property and intangible assets.

The Debentures include customary covenants and events of default. In an event of default, including a breach of covenants, the outstanding principal amount of the Debentures, plus accrued but unpaid interest, liquidated damages, and other amounts owed, will become, at the Holder’s election, immediately due and payable in cash. Such amount payable in an event of default would also include a premium on the outstanding principal amount. While the Company has not satisfied certain minimum cash flow covenants, the Holders of the Debentures have waived such covenants and agreed that no event of default has been triggered under the Debentures.

10.	CONVERTIBLE DEBENTURES

From July 2019 through December 2025, the Company issued eight Secured Convertible Debentures (the “Debenture(s)”) to certain funds (the “Funds”) managed by ATW Partners (the “Holders”). The Debentures are secured (via certain security agreements) by security interests in certain property of the Company. Simultaneously with the execution of each Debenture, the Company issued Common Stock Purchase Warrants (the “Warrants”) with each Holder. See Note 11 – Common Stock Purchase Warrants. Following is a summary of the change in fair value by debenture (in thousands) and shares of common stock issuable upon conversion:

Fair Value:

Total Fair Value
Balance December 31, 2023	$33,018
Debenture issuance at fair value	1,000
Change in fair value	4,158
Balance December 31, 2024	38,176
Debenture issuance at fair value	2,000
Change in fair value	3,570
Balance December 31, 2025	$43,746

Shares of Common Stock Issuable (upon conversion of principal and accreted interest):

Total Shares of Common Stock
Balance December 31, 2023	$5,129,961
Debenture issuance	179,617
Accreted interest	792,942
Balance December 31, 2024	6,102,520
Debenture issuance	359,234
Accreted interest	946,622
Balance December 31, 2025	$7,408,376

During 2025 and 2024, the Company issued $2,000 and $1,000 in convertible debentures, respectively. At the time of issuance, the Company recorded the convertible debentures at their individual fair values, which was determined to equal the principal amount. The Company has elected to record the accreted interest in the change of fair value. For the years ending December 31, 2025 and 2024, the Company recorded $2,295 and $1,833, respectively, in capitalized interest.

As of December 31, 2025 and 2024, the outstanding principal plus accreted interest due to the Holders was $18,617 and $14,321, respectively. The convertible debentures mature on January 31, 2028.

The Debentures bear interest from 11% to 15% per annum if paid in cash or 14% to 15% if accreted to the principal balance outstanding. Interest is payable on the Debentures either the first day of each calendar month or quarter (for some of the earliest issued Debentures). The applicable interest may be paid in cash or may be accreted to the principal amount of each Debenture at the election of the Company prior to certain dates, or at the option of the respective Holder thereafter. The respective Holders have elected to allow the Company to accrete the applicable interest.

The fair value of each convertible debenture is comprised of a single financial liability in which the Company elected the fair value option under ASC 825, Financial Instruments (“ASC 825”), with changes in fair value recorded in gain/loss from changes in fair value in the consolidated statements of operations. The Company elected the fair value option due its multiple conversions and redemption features required to be presented at fair value. The Company has also elected to not present interest expense separately from the changes in fair value of each convertible debenture measured at fair value.

Significant Provisions of the Debentures

The following summarizes the most significant provisions applicable to the Debentures:

Conversion Feature. At any time after the original issue date until the Debenture is no longer outstanding, the Debenture shall be convertible, in whole or in part, into shares of the Company’s common stock at the option of the Holder, at any time and from time to time, at the conversion price set forth in the table above.

Optional Redemption at the Election of the Company. The Company may deliver a notice to the Holder of its election to redeem some or all of the then outstanding principal amount of the Debenture for cash. For each of the Debentures issued 2019 through 2022, the optional redemption amount is defined as 110% of outstanding principal, plus accrued but unpaid interest. In an optional redemption of the Debentures issued in 2019 through 2022, we would also be required to issue a warrant to purchase a number of shares of common stock equal to 50% of the shares that would have been issuable upon conversion of the principal amount redeemed. For the Debentures issued 2023 through 2025, the optional redemption amount is 100% of the outstanding principal amount, plus accrued but unpaid interest.

Subsequent Equity Sales (Dilutive Issuance). If while the Debenture is outstanding, the Company sells common stock at an effective price per share that is lower than the conversion price (shown in the significant terms table above) then the dilutive issuance the conversion price shall be reduced to equal the lower price. This right to reprice means a down round price adjustment may occur in the debenture due to a modification of the conversion price of a differently issued financial instrument. The Holders have waived such adjustments with respect to subsequent sales by the Company, such that no adjustments have been made to the Debentures pursuant to this provision.

Contingent Interest Escalation. For certain of the Debentures and in the event the Company is not a public company by October 2022, the interest rate will increase by 6%. The Holders have waived this requirement and the Company has not made any increased interest payments pursuant to this provision.

Monthly Redemption. For certain of the Debentures, the Company was required to redeem a monthly redemption amount in cash. In 2025, the Holders waived this requirement and the Company has not made any monthly redemptions of the Debentures.

Forced Conversion. For certain of the Debentures issued in 2019 and 2020, if the Company undertakes a public offering of its common stock which raises at least $20 million in gross proceeds at a valuation of at least $100 million, all principal amount of the Debenture plus all accrued but unpaid interest shall convert into common shares.

Contingent Extension Warrants. Should the Company elect to extend the maturity date of certain of the Debentures, the Company shall then issue a warrant entitling the Holder to purchase a number of shares of the common stock based on a contractually defined formula. The extension warrant shall have a term of 10 years and an exercise price equal to $0.01 per share. In July 2024, the Company elected to extend the maturity to January 19, 2026, accordingly, the Company issued 430,009, 10-year warrants with an exercise price of $0.01 per share. The Holders have waived the contingent extension warrant requirement and the Company has not issued any additional warrants pursuant to this provision.

Mandatory Redemption. Certain of the Debentures issued contain a mandatory redemption provision stating that upon the consummation of a “Subsequent Financing,” the Company shall use 50% of the gross proceeds of such Subsequent Financing to redeem principal outstanding on all Debentures.

“Subsequent Financing” is defined as any issuance by the Company of common stock for cash consideration, upon which each Holder shall have the right to participate in up to an amount of the Subsequent Financing equal to the greater of (i) an amount that allows a Holder to maintain the same percentage ownership and (ii) the lesser of (A) $5 million and (B) 100% of the Subsequent Financing on the same terms, as the Subsequent Financing.

In 2024, the Company issued common stock in connection with a round of financing. The Holders have waived this requirement with respect to all previous financings and the Company has not made any mandatory redemptions of the Debentures.

Each Debenture is secured, by a security agreement, by the Company’s assets including cash, inventory, machinery, equipment, motor vehicles, furniture, tools, fixtures, all contract rights, software, goodwill, and all intellectual property and intangible assets.

The Debentures include customary covenants and events of default. In an event of default, including a breach of covenants, the outstanding principal amount of the Debentures, plus accrued but unpaid interest, liquidated damages, and other amounts owed, will become, at the Holder’s election, immediately due and payable in cash. Such amount payable in an event of default would also include a premium on the outstanding principal amount. While the Company has not satisfied certain minimum cash flow covenants, the Holders of the Debentures have waived such covenants and agreed that no event of default has been triggered under the Debentures.